OTHER ASSETS - THIRD PARTIES (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER ASSETS - THIRD PARTIES
Prepayments for purchase of property, plant and equipment	¥ 1,859,171,734		¥ 884,611,325
Refund receivable of U.S. countervailing duties and anti-dumping duties	580,058,369		571,394,376
Deposit for rent and others	175,297,194		79,281,354
Prepayment for warranty insurance premium	111,537,184		112,884,194
Prepayment of income tax attributable to intercompany transactions	16,158,693		31,816,215
Deferred losses related to sale-leaseback transactions before January 1, 2019 (Note 21)			98,660,496
Less: Allowance for credit losses	(3,063,785)		(849,093)
Total	¥ 2,739,159,389	$ 429,833,881	¥ 1,777,798,867